Deposits (Summary Of Deposits Details And Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Deposits outstanding	$ 12,526.5	$ 9,684.5
Weighted average contractual interest rate	1.65%	1.75%
Weighted average number of days to maturity	1014 days	725 days
Due in 2014	5,587.8
Due in 2015	2,190.0
Due in 2016	766.3
Due in 2017	1,947.3
Due in 2018	793.4
Due after 2018	1,242.5
Deposits outstanding, excluding freash start adjustments	12,527.3
Weighted average rate, Due in 2014	1.41%
Weighted average rate, Due in 2015	1.53%
Weighted average rate, Due in 2016	2.14%
Weighted average rate, Due in 2017	1.38%
Weighted average rate, Due in 2018	1.84%
Weighted average rate, Due after 2018	2.92%
Daily average deposits	11,254.3	7,699.6
Maximum amount outstanding	$ 12,605.3	$ 9,690.7
Weighted average contractual interest rate for the year	1.56%	1.98%